Note 5 - Environmental and Reclamation Activities	12 Months Ended
Dec. 31, 2025
Environmental and Reclamation Activities [Abstract]
Environmental and Reclamation Activities

Note 6: Environmental and Reclamation Activities

The liabilities accrued for our reclamation and closure costs at December 31, 2025 and 2024 were as follows (in thousands):

	2025	2024
Operating properties:
Greens Creek	$51,634	$38,737
Lucky Friday	14,914	10,982
Keno Hill	3,733	3,500
Non-operating properties:
Nevada	35,885	33,700
Troy mine	3,007	3,385
Johnny M	9,703	10,148
All other sites	7,410	7,454
Total	126,286	107,906
Reclamation and closure costs, current	(13,795)	(13,748)
Reclamation and closure costs, non-current	$112,491	$94,158

The activity in our accrued reclamation and closure cost liability for the years ended December 31, 2025, 2024 and 2023 was as follows (in thousands):

Balance at January 1, 2023	105,647
Accruals for estimated costs and revisions due to changes in reclamation plans	4,643
Accretion expense	6,217
Payment of reclamation obligations	(7,205)
Balance at December 31, 2023	109,302
Accruals for estimated costs and revisions due to changes in reclamation plans	816
Accretion expense	6,285
Payment of reclamation obligations	(8,497)
Balance at December 31, 2024	107,906
Accruals for estimated costs and revisions due to changes in reclamation plans	17,647
Accretion expense	6,157
Payment of reclamation obligations	(5,424)
Balance at December 31, 2025	$126,286

Asset Retirement Obligations

Below is a reconciliation as of December 31, 2025 and 2024 (in thousands) of the asset retirement obligations (“ARO”) which are included in our total accrued reclamation and closure costs of $126.3 million and $107.9 million, respectively, discussed above. The estimated reclamation and closure costs were discounted using credit adjusted, risk-free interest rates ranging from 5.75% to 14.5% from the time we incurred the obligation to the time we expect to pay the retirement obligation.

Payments for reclamation obligations were incurred at Lucky Friday and Greens Creek, and at our former operating mines San Sebastian, Troy and Johnny M.

	2025	2024
Balance January 1	$107,906	$109,302
Changes in obligations due to changes in reclamation plans	17,647	816
Accretion expense	6,157	6,285
Payment of asset retirement obligations	(5,424)	(8,497)
Balance at December 31	$126,286	$107,906

The AROs related to the changes described above were discounted using a credit adjusted, risk-free interest rate of between 2.75% and 7.5% and inflation rates ranging from 1.8% to 4%.